Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies

1. Summary of Significant Accounting Policies

Company—Willbros Group, Inc., a Delaware corporation, and its subsidiaries (the “Company,” “Willbros” or “WGI”), is a global contractor specializing in energy infrastructure, serving the oil, gas, refinery, petrochemical and power industries. The Company’s offerings include: engineering, procurement and construction (either individually or as an integrated “EPC” service offering); ongoing maintenance; and other specialty services. The Company’s principal markets for continuing operations are the United States, Canada, and Oman. The Company obtains its work through competitive bidding and through negotiations with prospective clients. Contract values range from several thousand dollars to several hundred million dollars and contract durations range from a few weeks to more than two years.

The disclosures in the notes to the consolidated financial statements relate to continuing operations, except as otherwise indicated.

Discontinuance of Operations—As of December 31, 2011, the Company has disposed of InterCon Construction, Inc. (“InterCon”), a non-strategic business, within its Utility Transmission and Distribution (“Utility T&D”) segment and has disposed, or intends to dispose, of certain other businesses and assets in Canada, Libya and Nigeria. Together, these businesses are presented as discontinued operations in the Company’s consolidated financial statements and collectively are referred to as the “Discontinued Operations”. Net assets and net liabilities related to the Discontinued Operations are included in the line item “Assets held for sale” and “Liabilities held for sale” on the Consolidated Balance Sheets for all periods presented. Liabilities related to the settlement agreement with West African Gas Pipeline Company Limited (“WAPCo”) are included in the line items “Current portion of settlement obligation of discontinued operations” and “Long-term portion of settlement obligation of discontinued operations” for all periods presented. The results of the Discontinued Operations are included in the line item “Loss from discontinued operations net of provision (benefit) for income taxes” on the Consolidated Statement of Operations for all periods presented. For further discussion of Discontinued Operations, see Note 20 – Discontinuance of Operations, Held for Sale Operations, Asset Disposals and Transition Services Agreement.

Principles of Consolidation—The consolidated financial statements of the Company include all of its majority-owned subsidiaries and all of its wholly-controlled entities. Inter-company accounts and transactions are eliminated in consolidation. The ownership interest of noncontrolling participants in subsidiaries that are not wholly-owned (principally in Oman) is included as a separate component of equity. The noncontrolling participants’ share of the net income is included as “Income attributable to noncontrolling interest” on the Consolidated Statements of Operations. Interests in the Company’s unconsolidated joint ventures are accounted for using the equity method.

Use of Estimates—The consolidated financial statements are prepared in accordance with generally accepted accounting principles in the United States and include certain estimates and assumptions made by management of the Company in the preparation of the consolidated financial statements. These estimates and assumptions relate to the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expense during the period. Significant items subject to such estimates and assumptions include: revenue recognition under the percentage-of-completion method of accounting, including estimates of progress toward completion and estimates of gross profit or loss accrual on contracts in progress; tax accruals and certain other accrued liabilities; quantification of amounts recorded for contingencies; valuation allowances for accounts receivable and deferred income tax assets; and the carrying amount of parts and supplies, property, plant and equipment, goodwill and other intangible assets. The Company bases its estimates on historical experience and other assumptions that it believes relevant under the circumstances. Actual results could differ from these estimates.

Change in Estimate—The Company performed a review of the estimated useful lives of certain fixed assets at its Oil & Gas segment during the first quarter of 2010. This evaluation indicated that actual lives for the construction equipment were generally longer than the estimated useful lives used for depreciation purposes in the Company’s financial statements. As a result, the Company adjusted the estimated useful life on the Oil & Gas segment’s construction equipment from a range of four to six years to a range of four to twelve years. The effect of this change in estimate was to reduce depreciation expense for the year ended December 31, 2010 by $6,032 and increase income from continuing operations by $3,921, net of taxes, or $0.09 per basic share.

Reclassifications—Certain reclassifications have been made to prior period amounts to conform to the current period financial statement presentation. These reclassifications relate to (a) the classification of the Company’s Canadian cross-country pipeline construction operations as discontinued operations as determined during the second quarter of 2011 and the sale of the assets and operations of InterCon in the fourth quarter of 2011 and (b) the Company’s historical classification of government obligations from financing activities to operating activities in the statement of cash flows.

Historically, the Company classified cash flows associated with government obligations, specifically the United States Department of Justice (“DOJ”) and the Securities and Exchange Commission (“SEC”), as cash flows from financing activities based on the presence of financing elements in the final settlement agreements with these entities. However, as these obligations also possess elements of operating activities, the Company has determined that it will classify the related cash flows as cash flows from operating activities. Accordingly, prior period amounts were reclassified in the Consolidated Statements of Cash Flows to conform to the current year presentation. See Note 9 – Government Obligations for additional information pertaining to these obligations.

Out-of-Period Adjustments—The Company recorded adjustments during the year ended December 31, 2011 to correct errors related to income taxes and revenue for years preceding 2011. The tax adjustments related to errors in the calculation of the income tax provision and the over-accrual of interest associated with uncertain tax positions for the years 2007 through 2010. Revenue was overstated as a result of the use of incorrect data for two contracts in the Company’s Oil & Gas segment in 2010. The net impact of these adjustments was an increase to pre-tax loss in the amount of $1,208, a decrease to the income tax benefit from continuing operations in the amount of $1,407 and an increase to net loss in the amount of $2,615 for the year ended December 31, 2011. These adjustments did not have any impact on the Company’s loss from discontinued operations. The Company does not believe these adjustments are material individually or in the aggregate to its consolidated financial statements for the year ended December 31, 2011, nor does it believe such items are material to any of its previously issued financial statements.

Commitments and Contingencies—Liabilities for loss contingencies arising from claims, assessments, litigation, fines, penalties, and other sources are recorded when management assesses that it is probable that a liability has been incurred and the amount can be reasonably estimated. Recoveries of costs from third parties, which management assesses as being probable of realization, are recorded as “Other assets” in the Consolidated Balance Sheets. Legal costs incurred in connection with matters relating to contingencies are expensed in the period incurred. See Note 16 – Contingencies, Commitments and Other Circumstances for further discussion of the Company’s commitments and contingencies.

Accounts Receivable—Most of the accounts receivable and contract work in progress are from clients in the oil, gas, refinery, petrochemical and power industries around the world. Trade accounts receivable are recorded at the invoiced amount and do not bear interest. Most contracts require payments as the projects progress or, in certain cases, advance payments. The Company generally does not require collateral, but in most cases can place liens against the property, plant or equipment constructed or terminate the contract if a material default occurs. The allowance for doubtful accounts is the Company’s best estimate of the probable amount of credit losses in the Company’s existing accounts receivable. A considerable amount of judgment is required in assessing the realization of receivables. Relevant assessment factors include the creditworthiness of the customer and prior collection history. Balances over 90 days past due and over a specified minimum amount are reviewed individually for collectability. Account balances are charged off against the allowance after all reasonable means of collection are exhausted and the potential for recovery is considered remote. The allowance requirements are based on the most current facts available and are re-evaluated and adjusted on a regular basis and as additional information is received.

Inventories—Inventories, consisting primarily of parts and supplies, are stated at the lower of actual cost or market. Parts and supplies are evaluated at least annually and adjusted for excess and obsolescence. No excess or obsolescence allowances existed at December 31, 2011 or 2010.

Property, Plant and Equipment—Property, plant and equipment is stated at cost. Depreciation, including amortization of capital leases, is provided on the straight-line method using estimated lives as follows:

Construction equipment	3-20 years
Furniture and equipment	3-12 years

Buildings	20 years
Transportation equipment	3-17 years
Aircraft and marine equipment	10 years

In connection with the acquisition of InfrastruX Group, Inc. (“InfrastruX”), the Company acquired $156,160 of property, plant and equipment.

Leasehold improvements are amortized on a straight-line basis over the shorter of their economic lives or the lease term. When assets are retired or otherwise disposed of, the cost and related accumulated depreciation are removed from the accounts and any resulting gain or loss is recognized within “Operating expenses” in the Consolidated Statements of Operations for the period. Normal repair and maintenance costs are charged to expense as incurred. Significant renewals and betterments are capitalized.

Long-lived assets are evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If an evaluation is required, the estimated future undiscounted cash flows associated with the asset are compared to the asset’s carrying amount to determine if an impairment of such asset is necessary. This requires the Company to make long-term forecasts of the future revenues and costs related to the assets subject to review. Forecasts require assumptions about demand for the Company’s products and future market conditions. Estimating future cash flows requires significant judgment, and the Company’s projections may vary from the cash flows eventually realized. Future events and unanticipated changes to assumptions could require a provision for impairment in a future period. The effect of any impairment would be to expense the difference between the fair value of such asset and its carrying value. Such expense would be reflected in earnings.

Goodwill—Goodwill is originally recorded as the excess of purchase price over fair value of net assets acquired. The Company applies a non-amortization approach to account for purchased goodwill and performs an annual test for impairment during the fourth quarter of each fiscal year and more frequently if an event or circumstance indicates that impairment may have occurred. The Company performs the required annual impairment test for goodwill by determining the fair values of its reporting units using a weighted combination of both the income approach (discounted cash flows of forecasted income) and the market approach (public comparable company multiples of earnings before interest, taxes, depreciation and amortization or “EBITDA” and public comparable company multiples generated from recent transactions).

The fair values of each reporting unit are then compared to their book values. When a possible impairment for a reporting unit is indicated by an excess of carrying value over fair value, the implied fair value of goodwill is calculated by deducting the fair value of net assets of the business, excluding goodwill, from the total fair value of the business. When the carrying amount of goodwill exceeds its implied fair value, an impairment charge is recorded to reduce the carrying value of goodwill to its implied value.

Other Intangible Assets—The Company’s intangible assets with finite lives include customer relationships, trade names, non-compete agreements and developed technology. The value of customer relationships is estimated using the income approach, specifically the excess earnings method. The excess earnings analysis consists of discounting to present value the projected cash flows attributable to the customer relationships, with consideration given to customer contract renewals, the importance or lack thereof of existing customer relationships to the Company’s business plan, income taxes and required rates of return. The value of trade names is estimated using the relief-from-royalty method of the income approach. This approach is based on the assumption that in lieu of ownership, a company would be willing to pay a royalty in order to exploit the related benefits of this intangible asset.

The Company amortizes intangible assets based upon the estimated consumption of the economic benefits of each intangible asset or on a straight-line basis if the pattern of economic benefits consumption cannot otherwise be reliably estimated. Intangible assets subject to amortization are reviewed for impairment and are tested for recoverability whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. For instance, a significant change in business climate or a loss of a significant customer, among other things, may trigger the need for interim impairment testing of intangible assets. An impairment loss is recognized if the carrying amount of an intangible asset is not recoverable and its carrying amount exceeds its fair value.

Revenue—A number of factors relating to the Company’s business affect the recognition of contract revenue. The Company typically structures contracts as unit-price, time and materials, fixed-price or cost plus fixed fee. The Company believes that its operating results should be evaluated over a time horizon during which major contracts in progress are completed and change orders, extra work, variations in the scope of work and cost recoveries and other claims are negotiated and realized. Revenue from unit-price and time and materials contracts is recognized as earned.

Revenue for fixed-price and cost plus fixed fee contracts is recognized using the percentage-of-completion method. Under this method, estimated contract income and resulting revenue is generally accrued based on costs incurred to date as a percentage of total estimated costs, taking into consideration physical completion. Total estimated costs, and thus contract income, are impacted by changes in productivity, scheduling, the unit cost of labor, subcontracts, materials and equipment. Additionally, external factors such as weather, client needs, client delays in providing permits and approvals, labor availability, governmental regulation and politics may affect the progress of a project’s completion and thus the estimated amount and timing of revenue recognition. Certain fixed-price and cost plus fixed fee contracts include, or are amended to include, incentive bonus amounts, contingent on accomplishing a stated milestone. Revenue attributable to incentive bonus amounts is recognized when the risk and uncertainty surrounding the achievement of the milestone have been removed. The Company does not recognize income on a fixed-price contract until the contract is approximately five to ten percent complete, depending upon the nature of the contract. If a current estimate of total contract cost indicates a loss on a contract, the projected loss is recognized in full when determined.

The Company considers unapproved change orders to be contract variations on which the Company has customer approval for scope change, but not for price associated with that scope change. Costs associated with unapproved change orders are included in the estimated cost to complete the contracts and are expensed as incurred. The Company recognizes revenue equal to cost incurred on unapproved change orders when realization of price approval is probable and is estimable. Revenue recognized on unapproved change orders is included in “Contract cost and recognized income not yet billed” on the Consolidated Balance Sheets. Revenue recognized on unapproved change orders is subject to adjustment in subsequent periods to reflect the changes in estimates or final agreements with customers.

The Company considers claims to be amounts that the Company seeks or will seek to collect from customers or others for customer-caused changes in contract specifications or design, or other customer-related causes of unanticipated additional contract costs on which there is no agreement with customers on both scope and price changes. Revenue from claims is recognized when agreement is reached with customers as to the value of the claims, which in some instances may not occur until after completion of work under the contract. Costs associated with claims are included in the estimated costs to complete the contracts and are expensed when incurred.

Depreciation—The Company depreciates assets based on their estimated useful lives at the time of acquisition using the straight-line method. Depreciation and amortization related to operating activities is included in contract costs; and depreciation and amortization related to general and administrative activities is included in “General and administrative” expense in the Consolidated Statements of Operations. Contract costs and General and administrative expenses are included within “Operating expenses” in the Consolidated Statements of Operations. Further, amortization of assets under capital lease obligations is included in depreciation expense.

Insurance—The Company is insured for workers’ compensation, employer’s liability, auto liability and general liability claims, subject to a deductible of $500 per occurrence. Additionally, the Company’s largest non-union employee-related health care benefit plan is subject to a deductible of $250 per claimant per year.

Losses are accrued based upon the Company’s estimates of the ultimate liability for claims incurred (including an estimate of claims incurred but not reported), with assistance from third-party actuaries. For these claims, to the extent the Company has insurance coverage above the deductible amounts, a receivable is recorded and reflected in “Other assets” in the Consolidated Balance Sheets. These insurance liabilities are difficult to assess and estimate due to unknown factors, including the severity of an injury, the determination of the Company’s liability in proportion to other parties and the number of incidents not reported. The accruals are based upon known facts and historical trends.

Income Taxes—The Financial Accounting Standards Board (“FASB”) standard for income taxes takes into account the differences between financial statement treatment and tax treatment of certain transactions. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of a change in tax rates is recognized as income or expense in the period that includes the enactment date. The Company files income tax returns in the U.S. federal jurisdiction, and various state and foreign jurisdictions. With few exceptions, the Company is no longer subject to U.S. income tax examination by tax authorities for years before 2007 and no longer subject to Canadian income tax examination for years before 2001 or in Oman for years before 2006.

Other Current Liabilities—Included within “Other current liabilities” on the Consolidated Balance Sheets is $5,073 and $3,154 of current deferred tax liabilities for the years ended December 31, 2011 and 2010, respectively.

Warranty Costs—In connection with the acquisition of InfrastruX, the Company warrants labor for new installations and construction and servicing of existing infrastructure. The anticipated warranty costs are not considered significant and no reserve has been provided. One of the InfrastruX subsidiary companies maintains a warranty program which specifically covers its cable remediation services. A warranty reserve of $2,561 and $2,530 for cable remediation services is included within “Other long-term liabilities” on the Consolidated Balance Sheets for the years ended December 31, 2011 and December 31, 2010, respectively.

Retirement Plans and Benefits—The Company has a voluntary defined contribution retirement plan for U.S. based employees that is qualified, and is contributory on the part of the employees, and a voluntary savings plan for certain international employees that is non-qualified, and is contributory on the part of the employees. Additionally, the Company is subject to collective bargaining agreements with various unions. As a result, the Company participates with other companies in the unions’ multi-employer pension and other postretirement benefit plans.

Stock-Based Compensation—Compensation cost resulting from all share-based payment transactions is recognized in the financial statements measured based on the grant-date fair value of the instrument issued and is recognized over the vesting period. The Company uses the Black-Scholes valuation method to determine the fair value of stock options granted as of the grant date. Share-based compensation related to restricted stock and restricted stock rights, also described collectively as restricted stock units (“RSU’s”), is recorded based on the Company’s stock price as of the grant date. Awards granted are expensed ratably over the vesting period of the award. Expense on awards granted prior to March 12, 2009 is accelerated upon reaching retirement age. This provision does not exist for awards granted on or after March 12, 2009.

Foreign Currency Translation—All significant monetary asset and liability accounts denominated in currencies other than United States dollars are translated into United States dollars at current exchange rates. Translation adjustments are accumulated in other comprehensive income (loss). Non-monetary assets and liabilities in highly inflationary economies are translated into United States dollars at historical exchange rates. Revenue and expense accounts are converted at prevailing rates throughout the year. Gains or losses on foreign currency transactions and translation adjustments in highly inflationary economies are recorded in income in the period in which they are incurred.

Concentration of Credit Risk—The Company has a concentration of customers in the oil, gas, refinery, petrochemical and power industries which expose the Company to a concentration of credit risk within a single industry. The Company seeks to obtain advance and progress payments for contract work performed on major contracts. Receivables are generally not collateralized. An allowance for doubtful accounts of $1,275 and $4,395 is included within “Accounts receivable, net” on the Consolidated Balance Sheets for the years ended December 31, 2011 and December 31, 2010, respectively.

Income (Loss) per Common Share—Basic income (loss) per share is calculated by dividing net income (loss), less any preferred dividend requirements, by the weighted-average number of common shares outstanding during the year. Diluted income (loss) per share is calculated by including the weighted average number of all potentially dilutive common shares with the weighted-average number of common shares outstanding. Shares of common stock underlying the Company’s convertible notes are included in the calculation of diluted income per share using the “if-converted” method. Therefore, the numerator for diluted income per share is calculated excluding the after-tax interest expense associated with the Company’s convertible notes as long as the associated interest per weighted average convertible share does not exceed basic earnings per share.

Derivative Financial Instruments—The Company may use derivative financial instruments such as forward contracts, options or other financial instruments as hedges to mitigate non-U.S. currency exchange risk when the Company is unable to match non-U.S. currency revenue with expense in the same currency. In addition, the Company is subject to hedging arrangements to fix or otherwise limit the interest cost of term loan and is subject to interest rate risk on its debt and investment of cash and cash equivalents arising in the normal course of business, as the Company does not engage in speculative trading strategies

Cash Equivalents—The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents.

Related Party Transactions—Two of the Company’s board members serve as officers of a current customer of the Oil & Gas U.S. Pipelines and Facilities and Engineering businesses. The Company performed midstream natural gas construction and engineering services for this customer generating approximately $32,739 and $12,500 in revenue, as of December 31, 2011 and 2010, respectively. These projects generated accounts receivable of approximately $1,282 and $8,000 as of December 31, 2011 and 2010, respectively. These projects generated approximately $918 and $897 in accounts payable as of December 31, 2011 and 2010, respectively.

Short-term Investments—The Company may invest a portion of its cash in short-term time deposits, some of which may have early withdrawal penalties. All of such deposits have maturity dates that exceed three months. There were no short-term investments outstanding as of December 31, 2011 and 2010.

Recent Accounting Pronouncements—In January 2010, the FASB issued guidance which expanded the required disclosures about fair value measurements. In particular, this guidance requires (i) separate disclosure of the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements along with the reasons for such transfers, (ii) information about purchases, sales, issuances and settlements to be presented separately in the reconciliation for Level 3 fair value measurements, (iii) expanded fair value measurement disclosures for each class of assets and liabilities and (iv) disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. This guidance is effective for annual reporting periods beginning after December 15, 2009 except for (ii) above which is effective for fiscal years beginning after December 15, 2010. The adoption of this standard did not have a material impact on the Company’s consolidated results of operations, financial position or cash flows. However, appropriate disclosures have been made. See Note 17 – Fair Value Measurements for further discussion of the Company’s derivative financial instruments.

In September 2011, the FASB issued an update that requires employers that participate in multiemployer pension plans to provide additional quantitative and qualitative disclosures. The amended disclosures provide users with more detailed information about an employer’s involvement in multiemployer pension plans and are effective for annual periods ending after December 15, 2011. The Company has included disclosure with respect to this update in Note 11 – Retirement Plans and Benefits.

In December 2011, the FASB issued an update to enhance disclosure requirements relating to the offsetting of assets and liabilities on an entity’s balance sheet. The update requires enhanced disclosures regarding assets and liabilities that are presented net or gross in the statement of financial position when the right of offset exists, or that are subject to an enforceable master netting arrangement. The new disclosure requirements relating to this update are retrospective and effective for annual and interim periods beginning on or after January 1, 2012. The update only requires additional disclosures, as such, the Company does not expect that the adoption of this standard will have a material impact on the Company’s consolidated results of operations, financial position or cash flows.